Cover	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-229748
Entity Registrant Name	M2I GLOBAL, INC.
Entity Central Index Key	0001753373
Entity Tax Identification Number	37-1904036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Doug Cole
Entity Address, Address Line Two	M2i Global, Inc.
Entity Address, Address Line Three	885 Tahoe Blvd.
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	909-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false